ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 1, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Diamond Hill Valuation-Weighted 500 ETF (S000047531)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Diamond Hill Valuation-Weighted 500 ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2018, and filed electronically as Post-Effective Amendment No. 333 to the Trust’s Registration Statement on Form N‑1A on April 27, 2018.

If you have any questions or require further information, please contact Stacie Lamb at (414) 765‑4850 or Stacie.lamb@usbank.com.

Sincerely,

/s/ Stacie L. Lamb
Stacie L. Lamb, Esq.
Secretary